OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2013	2012

Warranty accruals	$6,202	$6,489
Accrued expenses	8,632	15,749
Voluntary field action	-	1,496
Accrued commission	3,466	3,493
Employees and related expenses	5,658	8,503
Tax authorities	3,837	14,149
Other payables	36	10

	$27,831	$49,889